SEMI-ANNUAL REPORT
FRANKLIN NEW YORK
TAX-FREE INCOME FUND
November 30, 1998



                          [PHOTO OF STATUE OF LIBERTY]






[FRANKLIN TEMPLETON LOGO]

[Celebrating Over 50 Years]


     Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.





[PHOTO]

CHARLES B. JOHNSON (right)
President
Franklin New York
Tax-Free Income Fund

THOMAS J. KENNY (left)
Director
Franklin Municipal
Bond Department

CONTENTS

Shareholder Letter ..................    1

Special Update:
A Word About Municipal
Bond Insurance ......................    5

Manager's Discussion ................    7

Performance Summary .................   12

Municipal Bond Ratings ..............   14

Financial Highlights &
Statement of Investments ............   17

Financial Statements ................   31

Notes to
Financial Statements ................   34

[FUND CATEGORY PYRAMID]




SHAREHOLDER LETTER


Dear Shareholder:

It's a pleasure to bring you Franklin New York Tax-Free Income Fund's semiannual report for the period ended November 30, 1998.

A TALE OF TWO ECONOMIES

During the six months under review, the U.S. economy began to appear like a tale of two economies -- a healthy and expanding domestic sector contrasted with a fragile and ailing export-oriented sector. Despite momentary dips in leading economic indicators, the gross domestic product grew at a 3.9% annualized rate in the third quarter of 1998, masking much of the underlying divergence. Consumer spending remained robust and the housing market regained its momentum, after ebbing slightly in August and September. Consumer confidence rose in November, after tumbling in October, signaling that consumers remained guardedly optimistic about the economy, the stock market and their jobs. Housing starts, which fell 2.6% in September, rose an unexpectedly strong 7.34% in October, the biggest gain in 13 months. At the same time, existing home sales also showed surprising strength, registering 2.13% growth for the month. Retail sales bounced back in October as well, increasing a respectable 1.0%, compared with September's 0.3% increase.

Meanwhile, exports were hit hard by the emerging market turmoil that prevailed for much of the reporting period, hampering the U.S. manufacturing sector and producing record trade deficits. The National Association of Purchasing Managers Index in November indicated that manufacturing activity declined for the fourth time in the last six months. Durable goods orders, which include orders for cars, appliances and other heavy machinery, fell 2.16% in October, the first decrease in five months. The third quarter trade deficit, $44.5 billion, was the largest on record, and the 1998 trade deficit, $123 billion, was 50.5% above 1997's imbalance as of September 30, 1998.

Because of the problems in the world markets, many financial institutions curtailed their lending, creating a "credit crunch." Beginning with the Russian debt crisis and culminating with the emergency bail-out of a major hedge fund, capital worldwide became less available, adversely affecting many companies.

Taking note of these factors, the Federal Reserve Board's monetary policy panel, the Federal Open Market Committee, cut the federal funds target rate three times by 0.25%, to 4.75%, in an effort to stimulate growth. The Fed's moves attempted to prevent a recession by providing liquidity to the financial system and making it easier for major corporations to obtain favorable lending from banks.

The bond and stock markets reacted to the Fed's loosening of monetary policy in two opposite ways. After the 30-year U.S. Treasury bond reached a record-low yield of 4.70% on October 5, 1998, the U.S. bond market quickly lost ground as investors became less enthusiastic about committing capital to fixed-income markets. On November 30, 1998, the yield on the 30-year Treasury bond stood at 5.08%, 0.38% higher than the yield on October 5, 1998. The stock market was a different story. After losing more than 20% of their value in the third quarter correction, many stocks rebounded strongly. On November 23, 1998, the Dow Jones(R) Industrial Average reached an all-time high of 9374.27, with many other indices registering record highs as well.


"While investment success is the primary objective of investment planning, one important by-product of a good plan can be peace of mind."


STAYING ON COURSE

In times like these, it's easy to understand why people can become emotional about their investments. That's why we believe investors should call their investment representatives, and plan to cover three points in their conversations. One, review their current financial plans, recalling their goals and why they made their investment choices in the first place. Two, discuss the value of diversification, which can help reduce the risk that any one type of security will have a negative impact on an overall portfolio, and check if their investments are still properly diversified. As shown during the reporting period, the bond and stock markets often behave differently. In each of the five years since 1973 that stocks posted negative annual returns, bonds posted positive returns.* Three, review their investment timeframe to help put recent market declines into perspective and avoid turning what could be only a temporary paper loss into a permanent one. Maintaining a long-term outlook is one of the keys to weathering market volatility.

An important component of a long-term approach is setting up a regular investment plan. Investing on a scheduled basis, regardless of market directions, can help investors take advantage of market downturns when prices are low, and benefit from any market rallies. We encourage you to contact your investment representative to discuss setting up a regular investment plan. While investment success is the primary objective of investment planning, one important by-product of a good plan can be peace of mind.


* Source: For bond market statistics based on the Lehman Brothers Government/ Corporate Bond Index - Lehman Brothers; for stock measured by the S&P 500 Index
- Standard & Poor's(R).

Our investment philosophy remains disciplined and focused, as we strive to offer our shareholders high, current tax-free income and relatively low price volatility. The outlook for the municipal bond market should remain positive, given the relatively stable U.S. economy, low inflation environment, budget surplus, strong dollar, and the economic and market uncertainty facing many of the world's regions. Municipal bond funds continue to be an attractive investment for those investors seeking tax-free income as well as providing an opportunity to diversify risk in their portfolio.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
President
Franklin New York Tax-Free Income Fund


/s/ Thomas J. Kenny

Thomas J. Kenny
Director
Franklin Municipal Bond Department

A WORD ABOUT MUNICIPAL BOND INSURANCE


Municipal bond insurers guarantee the timely payment of interest and principal on insured bond issues, providing bond investors with additional protection against the potential of the issuer's payment default. Moody's and Standard & Poor's assign the four principal municipal bond insurers - MBIA, AMBAC, FGIC and FSA - their highest rating, AAA, based on their ability to pay claims. This is important, as once a bond is insured it no longer carries the underlying security's rating, but the insurer's rating. At the end of 1997, the four primary municipal bond insurers comprised more than 99% of the market, with MBIA controlling the largest share, 42.1%.

Municipal bond insurers often work with bond reinsurers to enhance their ability to generate new business. By purchasing portions of insured bond portfolios from the insurers, bond reinsurers assume a portion of the risk, freeing up the insurers' capital and enabling them to insure additional municipal bond issues. The added capital provided by the reinsurers, in turn, increases the overall size of the insured municipal bond market.

INSURERS AS A % OF MARKET SHARE*
12/31/97
MBIA                     42.1%

AMBAC                    23.9%

FGIC                     18.9%

FSA                      14.5%

OTHER                     0.6%

* Source: The Bond Buyer, 1998.


Currently, many municipal bond issuers favor the use of bond insurance. For the first nine months of 1998, municipal bond insurers covered 51.6% of the new-issue municipal bond market, involving 4,268 new issues valued at $110 billion. For issuers, obtaining bond insurance can often lower their borrowing costs as it usually improves their credit rating, which more than makes up for the cost of the insurance. In addition, the four primary, triple-A rated bond insurers presently charge issuers comparatively inexpensive insurance premiums, due to the extremely competitive environment for municipal bond insurance. Bond insurance also enables issuers to market their bonds to a larger pool of potential buyers. For example, insured municipal bond funds purchase primarily, if not exclusively, insured bonds.

Low-cost municipal bond insurance benefits investors beyond the credit protection it provides against payment default. As insured bonds appeal to a wider variety of investors, insurance can lead to improved liquidity, allowing investors to more easily buy and sell bonds.


INSURED MUNICIPAL BOND ISSUES*
As a % of muni bond market
1993                     37.0%

1994                     37.0%

1995                     43.0%

1996                     46.0%

1997                     49.0%

1998**                   51.6%

* Source: Fitch IBCA.
** Through 9/30/98.

CREDIT QUALITY BREAKDOWN
Based on Total Long-Term Investments*
11/30/98
[PIE CHART]
AAA                      41.6%

AA                       12.9%

A                        22.1%

BBB                      22.6%

Below Investment
Grade                     0.8%

* Quality Breakdown may include
internal ratings for bonds not rated by a national rating agency.

MANAGER'S DISCUSSION

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin New York Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.
--------------------------------------------------------------------------------

NEW YORK UPDATE

Over the reporting period, New York state completed three years of record financial performance. Fiscal 1997 and 1998 finished with surpluses of $1.4 billion and $2.0 billion, respectively, while the enacted fiscal 1999 budget contains a $902 million built-in reserve that will likely grow higher. These surpluses resulted chiefly from the state's buoyant financial sector in the first half of 1998. However, New York's economy still lags the nation's. As of the end of the reporting period, the state's total employment was below pre-recession numbers. Since 1990, New York's annual employment declined an average of 0.3%, while U.S. employment grew almost 2.0% annually. The financial sector had a greater impact on personal income growth than job


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.

creation, and the state's 4.5% personal income growth rate closely tracked the 5.5% national average. Moody's, a national credit rating agency, gave New York general obligation debt its A2 rating as of the end of the reporting period. This reflected the state's recent, strong economic and financial performance, as well as its longer-term vulnerability to an economic slowdown, based on weak employment growth and revenue dependence on the historically volatile financial services sector(1).


BOND MARKET PERFORMANCE

After several years of strong growth, the U.S. economy showed signs of slowing in the latter portion of the reporting period ending November 30, 1998. The economic slowdown can be attributed to several factors, among them, the continued uncertainty in many foreign markets. The turbulence in these markets created a "flight to quality" to the relative safety of U.S. government-backed, fixed-income securities. As increased demand caused the price of the 30-year Treasury bond to rise, its yield fell to a low of 4.70% on October 5, 1998. The popularity of higher-rated securities resulted in falling prices and rising yields for lower-rated securities, widening credit spreads to disproportionate levels. In an effort to reduce this credit spread between higher-


(1.) Moody's Investors Service, Municipal Credit Research, 7/8/98.

and lower-rated securities and prevent a credit crunch, the Federal Reserve Board lowered the federal funds rate, the rate at which banks lend each other money, three times. Over the reporting period, the 30-year Treasury bond yield fell from 5.78% on June 1, 1998, to 5.08% on November 30, 1998.

The Bond Buyer 40, an index published daily by the Bond Buyer, providing a yardstick against which municipal bond yields are measured, began the period yielding 5.33% and ended the period yielding 5.10% on November 30. New municipal supply was extremely strong. Through the first nine months of the year, it exceeded last year's new issuance supply by more than 36%, and supply in New York state was 55% over last year's levels. As record supply entered the market, the overall demand for municipals did not keep pace. Demand from nontraditional municipal bond buyers and arbitrage buyers, lured by municipal bonds' attractive pricing relative to Treasuries, mainly supported this supply, but demand was still not strong enough to drive the municipal market in step with the Treasury market. As a result, municipals underperformed Treasuries, and the yield on AAA-rated, insured municipal securities stood at about 95.3% of Treasuries at the end of the reporting period.

PORTFOLIO BREAKDOWN
11/30/98

                                 % OF TOTAL
                                  LONG-TERM
SECTOR                          INVESTMENTS
-------------------------------------------
Prerefunded                           28.9%

Housing                               15.1%

Hospitals                             13.6%

Education                              8.3%

Transportation                         8.0%

Utilities                              7.4%

Health Care                            7.2%

Other Revenue                          5.6%

General Obligation                     4.5%

Certificates of Participation          1.0%

Sales Tax                              0.3%

Industrial                             0.1%


FUND UPDATE

As in prior reporting periods, many issuers continue to take advantage of lower interest rates to refund existing higher-coupon debt. Therefore, the fund's exposure to prerefunded bonds increased slightly over the reporting period. Our management of prerefunded bonds has not changed. We typically look to sell prerefunded bonds with approximately five years remaining to their call date. Such an approach generally enables the fund to capture a premium on the prerefunded bonds and use the capital to invest in current coupon bonds. In this way, the fund seeks to extend its call protection and preserve its income-earning potential, while maintaining a relatively stable share value.

The fund experienced moderate cash flows during the reporting period, and sought to invest in current coupon securities as they became available. The fund purchased bonds in many different sectors, with a diversified allocation, as shown by the chart to the left. Some of the fund's purchases during the period were the Long Island Power Authority, Metropolitan Transportation Authority, New York State Dormitory Authority and New York State Urban Development Corporation. At the same time, insured bonds increased from 4.9% to 5.6% of the fund's holdings.

Going forward, we hold a positive outlook for the fund, the municipal bond market and the state of New York. We expect the supply of New York municipal bonds to remain stable for the remainder of 1998 and the first quarter of 1999, and we will continue to manage Franklin New York Tax-Free Income Fund with the intention of protecting its share value and maintaining its competitive yield.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of November 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


DIVIDEND DISTRIBUTIONS
6/1/98 - 11/30/98

                                                        DIVIDEND PER SHARE
                                                        ------------------

MONTH                                                 CLASS I         CLASS II
--------------------------------------------------------------------------------
June                                                 5.5 cents       4.91 cents

July                                                 5.5 cents       4.93 cents

August                                               5.5 cents       4.93 cents

September                                            5.4 cents       4.83 cents

October                                              5.4 cents       4.78 cents

November                                             5.4 cents       4.78 cents
--------------------------------------------------------------------------------
TOTAL                                               32.7 CENTS      29.16 CENTS

PERFORMANCE SUMMARY AS OF 11/30/98

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS I:

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual returns will differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS II:

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class I shares.


PRICE AND DISTRIBUTION INFORMATION (6/1/98-11/30/98)


CLASS I                                     CHANGE          11/30/98     5/31/98
--------------------------------------------------------------------------------
Net Asset Value                             +$0.10           $12.18       $12.08

                                            DISTRIBUTIONS
                                            ------------------------------------
Dividend Income                             $0.327

CLASS II                                    CHANGE          11/30/98     5/31/98
--------------------------------------------------------------------------------
Net Asset Value                             +$0.10           $12.17       $12.07

                                            DISTRIBUTIONS
                                            ------------------------------------
Dividend Income                             $0.2916

              Past performance is not predictive of future results.

PERFORMANCE

                                                                       INCEPTION
CLASS I                                        1-YEAR      5-YEAR      (9/13/82)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +7.86%     +35.76%      +309.46%
Average Annual Total Return(2)                 +3.28%      +5.39%        +8.79%

Distribution Rate(3)                                        5.09%
Taxable Equivalent Distribution Rate(4)                     9.50%
30-Day Standardized Yield(5)                                3.99%
Taxable Equivalent Yield(4)                                 7.09%

                                                                       INCEPTION
CLASS II                                       1-YEAR      3-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +7.23%     +20.18%       +28.25%
Average Annual Total Return(2)                 +5.18%      +5.96%        +6.88%

Distribution Rate(3)                                        4.67%
Taxable Equivalent Distribution Rate(4)                     8.72%
30-Day Standardized Yield(5)                                3.56%
Taxable Equivalent Yield(4)                                 6.33%

--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3) Distribution rate is based on an annualization of the respective class's November monthly dividend and the maximum offering price per share on November 30, 1998.

(4) Taxable equivalent distribution rate and yield assume the 1998 maximum combined federal, New York state and New York City personal income tax bracket of 46.4%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1998.

MUNICIPAL BOND RATINGS


MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights

                                                                                   CLASS I
                                               ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED MAY 31,
                                             NOVEMBER 30, 1998     ----------------------------------------------------------------
                                               (UNAUDITED)         1998          1997          1996          1995          1994
                                               ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ......    $     12.08      $     11.66   $     11.46   $     11.75   $     11.72   $     12.07
                                               ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ....................            .32              .66           .68           .70           .73           .75
 Net realized and unrealized gains (losses)            .10              .45           .23          (.28)          .06          (.34)
                                               ------------------------------------------------------------------------------------
Total from investment operations ..........            .42             1.11           .91           .42           .79           .41
                                               ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................           (.32)            (.66)         (.68)         (.71)         (.76)         (.76)
 Net realized gains .......................             --             (.03)         (.03)           --            --            --
                                               ------------------------------------------------------------------------------------
Total distributions .......................           (.32)            (.69)         (.71)         (.71)         (.76)         (.76)
                                               ------------------------------------------------------------------------------------
Net asset value, end of period ............    $     12.18      $     12.08   $     11.66   $     11.46   $     11.75   $     11.72
                                               ====================================================================================
Total return* .............................           3.59%            9.83%         8.16%         3.65%         7.10%         3.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........    $ 4,896,777      $ 4,824,135   $ 4,704,745   $ 4,709,483   $ 4,725,056   $ 4,609,999
Ratios to average net assets:
 Expenses .................................            .58%**           .58%          .59%          .58%          .57%          .52%
 Net investment income ....................           5.34%**          5.57%         5.87%         5.99%         6.39%         6.19%
Portfolio turnover rate ...................           4.04%           18.51%        11.18%        28.34%        40.56%        25.67%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

** Annualized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                          CLASS II
                                                    ---------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED MAY 31,
                                                 NOVEMBER 30, 1998      -------------------------------------------------
                                                   (UNAUDITED)          1998         1997           1996         1995(1)(2)
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $   12.07        $   11.65      $   11.45     $   11.73     $   11.50
                                                    ---------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................           .29              .59            .63           .65           .05
 Net realized and unrealized gains (losses) ...           .10              .45            .21          (.29)          .24
                                                    ---------------------------------------------------------------------
Total from investment operations ..............           .39             1.04            .84           .36           .29
                                                    ---------------------------------------------------------------------
Less distributions from:
 Net investment income ........................          (.29)            (.59)          (.61)         (.64)         (.06)
 Net realized gains ...........................            --             (.03)          (.03)           --            --
                                                    ---------------------------------------------------------------------
Total distributions ...........................          (.29)            (.62)          (.64)         (.64)         (.06)
                                                    ---------------------------------------------------------------------
Net asset value, end of period ................     $   12.17        $   12.07      $   11.65     $   11.45     $   11.73
                                                    =====================================================================

Total return* .................................          3.29%            9.20%          7.52%         3.14%         2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $ 129,503        $ 108,686      $  74,195     $  39,047     $   1,913
Ratios to average net assets:
 Expenses .....................................          1.16%**          1.16%          1.17%         1.16%         1.09%**
 Net investment income ........................          4.76%**          4.98%          5.30%         5.43%         5.32%**
Portfolio turnover rate .......................          4.04%           18.51%         11.18%        28.34%        40.56%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

** Annualized.

(1) Per share amounts have been calculated using the daily average shares outstanding during the period.

(2) For the period May 1, 1995 (effective date) to May 31, 1995, the fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $.06 per share. The net asset value per share at beginning of period includes this dividend.

                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.8%
BONDS 96.8%
Albany Housing Authority, Limited Obligation, Refunding, 6.25%, 10/01/12                                 $  5,250,000   $  5,862,045
Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12                                      1,610,000      1,748,911
Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34                                                       5,825,000      6,255,060
Babylon IDA, Waste Facilities Revenue, Community Waste Management, Series A, Pre-Refunded,
 7.875%, 7/01/06                                                                                            9,750,000     10,211,565
Batavia Housing Authority Mortgage Revenue, Washington Towers, Refunding, Series A,
 6.50%, 1/01/23                                                                                             1,000,000      1,047,710
Battery Park City Authority Revenue, Refunding, Series A, 5.80%, 11/01/22                                  68,795,000     72,137,749
Bethany Retirement Home, Inc., Mortgage Loan Revenue, 7.50%, 2/01/34                                        8,160,000      9,448,709
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17                                        5,375,000      7,075,650
Cortland County IDA, Civic Facilities Revenue, Cortland Memorial Hospital, Inc. Project,
 6.25%, 7/01/24                                                                                             5,950,000      6,181,753
Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06                                     4,600,000      5,165,754
Franklin County IDA, Lease Revenue, County Correctional Facilities Project, 6.75%, 11/01/12                 4,790,000      5,141,921
Guam Power Authority Revenue, Series A,
 6.30%, 10/01/12                                                                                            5,075,000      5,405,992
 6.625%, 10/01/14                                                                                           2,900,000      3,213,171
 6.30%, 10/01/22                                                                                           45,340,000     48,231,332
 6.50%, 10/01/23                                                                                            5,385,000      5,845,956
 6.75%, 10/01/24                                                                                           25,500,000     28,358,805
Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project, 11.25%, 1/01/15               1,315,000      1,361,459
Ilion Elderly Housing Corp. Mortgage Revenue, Section 8, Housing Assistance Revenue,
 7.25%, 7/01/09                                                                                             1,915,000      1,915,364
Long Island Power Authority Electric System Revenue, Series A,
 5.25%, 12/01/26                                                                                           36,550,000     36,832,532
 5.50%, 12/01/29                                                                                           19,325,000     19,927,360
Metropolitan Transportation Authority,
 Commuter Facilities Revenue, Series 8, 5.50%, 7/01/21                                                      5,000,000      5,141,150
 Commuter Facilities Revenue, Series A, 5.625%, 7/01/27                                                     8,000,000      8,638,960
 Commuter Facilities Revenue, Series A, 5.25%, 7/01/28                                                     23,300,000     23,419,529
 Commuter Facilities Revenue, Series A, Pre-Refunded, 6.50%, 7/01/24                                       35,620,000     40,555,507
 Commuter Facilities Revenue, Series E, AMBAC Insured, 5.00%, 7/01/21                                       4,850,000      4,857,712
 Commuter Facilities Revenue, Series R, 5.50%, 7/01/17                                                      2,000,000      2,074,540
 Dedicated Tax Fund, Series A, MBIA Insured, 5.25%, 4/01/26                                                 3,000,000      3,069,450
 Service Contract Revenue, Commuter Facilities, Refunding, Series 5, 6.50%, 7/01/16                        17,470,000     18,719,629
 Service Contract Revenue, Commuter Facilities, Refunding, Series 5, 6.00%, 7/01/18                         2,740,000      2,822,721
 Service Contract Revenue, Commuter Facilities, Refunding, Series N, 7.125%, 7/01/09                       24,160,000     27,029,000
 Service Contract Revenue, Commuter Facilities, Series 5, 7.00%, 7/01/12                                   31,605,000     34,433,964
 Service Contract Revenue, Transit Facilities, Refunding, Series 5, 7.00%, 7/01/12                         30,935,000     33,703,992
 Service Contract Revenue, Transit Facilities, Refunding, Series 5, 6.50%, 7/01/16                         40,495,000     43,391,607
 Service Contract Revenue, Transit Facilities, Refunding, Series 5, 6.00%, 7/01/18                          7,725,000      7,958,218
 Service Contract Revenue, Transit Facilities, Refunding, Series N, 7.125%, 7/01/09                        12,625,000     14,124,219
 Service Contract Revenue, Transit Facilities, Series 6, Pre-Refunded, 7.00%, 7/01/09                       2,000,000      2,202,380
 Transit Facilities Revenue, Series A, FSA Insured, 6.10%, 7/01/21                                         16,940,000     19,496,077
 Transit Facilities Revenue, Series A, FSA Insured, 5.50%, 7/01/22                                          6,480,000      6,652,238
 Transit Facilities Revenue, Series A, FSA Insured, 5.625%, 7/01/25                                         8,000,000      8,556,640
 Transit Facilities Revenue, Series A, FSA Insured, 6.10%, 7/01/26                                         18,725,000     21,617,076
 Transit Facilities Revenue, Series A, FSA Insured, 5.625%, 7/01/27                                        14,440,000     15,064,674
 Transit Facilities Revenue, Service Contract, Refunding, Series 8, 5.25%, 7/01/17                          3,750,000      3,804,563
 Transit Facilities Revenue, Service Contract, Refunding, Series 8, 5.375%, 7/01/21                        12,375,000     12,599,359
Monroe County IDA Revenue, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24                   1,285,000      1,418,139

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Rochelle Municipal Housing Revenue Authority Mortgage, Series A, 5.55%, 12/01/14                     $  6,090,000   $  6,191,581
New York City GO,
 7.00%, 2/01/17                                                                                             6,270,000      6,965,280
 5.25%, 8/01/19                                                                                            12,000,000     12,113,880
 Refunding, Series F, 5.375%, 8/01/19                                                                       5,000,000      5,115,550
 Refunding, Series F, 5.875%, 8/01/24                                                                       7,000,000      7,508,130
 Refunding, Series F, 5.25%, 8/01/24                                                                       15,740,000     15,831,292
 Refunding, Series G, 5.25%, 8/01/16                                                                        5,000,000      5,088,450
 Series 1992, Rite 1, 7.00%, 10/01/11                                                                      12,750,000     14,171,880
 Series A-1, 6.625%, 8/01/25                                                                               13,360,000     15,002,879
 Series A-1, Pre-Refunded, 6.625%, 8/01/25                                                                  3,640,000      4,221,599
 Series A, 7.75%, 8/15/13                                                                                      15,000         16,594
 Series A, 6.25%, 8/01/17                                                                                   2,675,000      2,967,083
 Series A, Pre-Refunded, 7.75%, 8/15/13                                                                     1,985,000      2,222,029
 Series A, Pre-Refunded, 7.75%, 8/15/14                                                                    10,000,000     11,189,573
 Series B, 7.75%, 2/01/10                                                                                     240,000        268,644
 Series B, 7.75%, 2/01/11                                                                                   1,575,000      1,762,976
 Series B, 7.00%, 6/01/13                                                                                      55,000         59,518
 Series B, 7.75%, 2/01/14                                                                                   6,435,000      7,186,737
 Series B, 7.00%, 6/01/15                                                                                     650,000        702,267
 Series B, 6.75%, 10/01/15                                                                                    220,000        242,444
 Series B, 7.00%, 2/01/18                                                                                   1,485,000      1,626,773
 Series B, 5.25%, 8/01/20                                                                                   2,500,000      2,520,125
 Series B, 6.00%, 8/15/26                                                                                   6,780,000      7,350,334
 Series B, Pre-Refunded, 7.75%, 2/01/10                                                                     1,760,000      1,994,186
 Series B, Pre-Refunded, 7.75%, 2/01/11                                                                     3,425,000      3,880,731
 Series B, Pre-Refunded, 7.75%, 2/01/12                                                                       500,000        566,530
 Series B, Pre-Refunded, 7.75%, 2/01/13                                                                     1,875,000      2,124,488
 Series B, Pre-Refunded, 7.75%, 2/01/14                                                                     4,515,000      5,115,766
 Series B, Pre-Refunded, 7.00%, 6/01/14                                                                     6,620,000      7,251,548
 Series B, Pre-Refunded, 7.75%, 2/01/15                                                                    22,610,000     25,618,487
 Series B, Pre-Refunded, 7.00%, 6/01/15                                                                     3,600,000      3,943,440
 Series B, Pre-Refunded, 6.75%, 10/01/15                                                                    1,280,000      1,432,307
 Series B, Pre-Refunded, 6.00%, 8/15/26                                                                       915,000      1,042,039
 Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16                                                     2,000,000      2,330,040
 Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20                                                    10,000,000     11,875,300
 Series C, 7.20%, 8/15/14                                                                                   2,840,000      3,058,112
 Series C, 5.50%, 11/15/37                                                                                 18,545,000     19,176,643
 Series C, Pre-Refunded, 7.00%, 2/01/12                                                                       705,000        712,036
 Series C, Pre-Refunded, 7.20%, 8/15/14                                                                     1,160,000      1,266,442
 Series C, Pre-Refunded, 7.25%, 8/15/24                                                                    22,745,000     24,861,195
 Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/16                                                     4,500,000      5,060,946
 Series D, 8.00%, 8/01/17                                                                                       5,000          5,561
 Series D, 7.50%, 2/01/18                                                                                     130,000        146,545
 Series D, 5.25%, 8/01/21                                                                                   7,000,000      7,039,270
 Series D, 5.50%, 8/01/22                                                                                   2,500,000      2,595,850
 Series D, Pre-Refunded, 8.25%, 8/01/13                                                                     4,820,000      5,449,299

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York City GO, (cont.)
   Series D, Pre-Refunded, 8.00%, 8/01/17                                                                $  3,675,000   $  4,131,692
   Series D, Pre-Refunded, 7.50%, 2/01/18                                                                      70,000         77,708
   Series F, 8.40%, 11/15/08                                                                                  600,000        681,120
   Series F, Pre-Refunded, 8.40%, 11/15/08                                                                  6,900,000      7,912,092
   Series F, Pre-Refunded, 8.40%, 11/15/09                                                                  3,350,000      3,841,378
   Series F, Pre-Refunded, 6.625%, 2/15/25                                                                 11,240,000     12,933,081
   Series G, 5.75%, 2/01/20                                                                                 7,000,000      7,402,640
   Series G, 6.00%, 10/15/26                                                                                   85,000         97,492
   Series G, Pre-Refunded, 6.00%, 10/15/26                                                                  9,815,000     10,691,480
   Series H, 7.20%, 2/01/14                                                                                   605,000        665,930
   Series H, 7.00%, 2/01/18                                                                                 3,895,000      4,333,110
   Series H, 5.375%, 8/01/27                                                                               13,290,000     13,560,452
   Series H, Pre-Refunded, 7.20%, 2/01/13                                                                   8,800,000      9,827,840
   Series H, Pre-Refunded, 7.20%, 2/01/14                                                                   3,395,000      3,791,536
   Series H, Pre-Refunded, 7.20%, 2/01/15                                                                     615,000        677,127
   Series H, Pre-Refunded, 7.20%, 2/01/16                                                                   3,985,000      4,450,448
   Series H, Pre-Refunded, 7.00%, 2/01/16                                                                   2,500,000      2,770,517
   Series H, Pre-Refunded, 7.00%, 2/01/17                                                                     230,000        252,246
   Series H, Pre-Refunded, 7.00%, 2/01/18                                                                     330,000        361,505
   Series I, 6.25%, 4/15/27                                                                                 5,985,000      6,599,660
   Series I, Pre-Refunded, 6.25%, 4/15/27                                                                   3,515,000      4,070,511
   Series J, 5.30%, 8/01/24                                                                                 9,395,000      9,492,050
   Series K, Pre-Refunded, 6.25%, 4/01/26                                                                   9,000,000     10,344,600
   Unlimited, Series A, Pre-Refunded, 7.75%, 8/15/15                                                        1,400,000      1,567,174
   Unlimited, Series B, Pre-Refunded, 7.00%, 6/01/13                                                          305,000        334,097
   Unlimited, Unrefunded Balance 1997, Series B, 7.00%, 6/01/14                                               105,000        113,418
   Unlimited, Unrefunded Balance, Series H, 7.20%, 2/01/13                                                  1,200,000      1,321,968
New York City HDC, MFMR, Series A,
   6.55%, 10/01/15                                                                                         19,450,000     20,742,258
   6.55%, 4/01/18                                                                                          10,000,000     10,644,300
   6.60%, 4/01/30                                                                                          51,500,000     54,937,110
New York City Health & Hospital Authority, Local Government Revenue, Refunding, Series A,
   6.30%, 2/15/20                                                                                         114,635,000    121,130,219
New York City Housing Development Corp., MFHR, Series B, 5.25%, 11/01/31                                    3,000,000      2,999,850
New York City IDA, Civic Facilities Revenue,
   College of New Rochelle, 5.75%, 9/01/17                                                                  1,500,000      1,550,895
   College of New Rochelle, 5.80%, 9/01/26                                                                  1,500,000      1,552,005
   Federation Protestant Welfare, 6.95%, 11/01/11                                                           2,415,000      2,534,180
   New York Blood Center, Inc. Project, Pre-Refunded, 7.20%, 5/01/12                                        4,000,000      4,606,560
   New York Blood Center, Inc. Project, Pre-Refunded, 7.25%, 5/01/22                                        7,000,000      8,115,170
   St. Christopher Ottilie Project, 7.50%, 7/01/21                                                          2,500,000      2,725,725
   The Lighthouse, Inc. Project, 6.50%, 7/01/22                                                             8,000,000      8,870,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
   Series A, 7.10%, 6/15/12                                                                                17,785,000     19,261,333
   Series A, 7.00%, 6/15/15                                                                                 2,185,000      2,358,423
   Series A, 6.75%, 6/15/16                                                                                 1,400,000      1,499,274
   Series A, 6.25%, 6/15/21                                                                                   990,000      1,041,193

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York City Municipal Water Finance Authority, Water and Sewer System Revenue, (cont.)
   Series A, 5.50%, 6/15/24                                                                              $ 25,625,000   $ 26,704,325
   Series A, FGIC Insured, 4.75%, 6/15/31                                                                   2,000,000      1,923,120
   Series A, Pre-Refunded, 7.10%, 6/15/12                                                                  15,700,000     17,182,237
   Series A, Pre-Refunded, 7.00%, 6/15/15                                                                     690,000        753,487
   Series A, Pre-Refunded, 6.125%, 6/15/20                                                                 39,015,000     44,161,079
   Series B, 5.875%, 6/15/26                                                                               10,250,000     11,038,123
   Series B, 5.25%, 6/15/29                                                                                22,900,000     23,104,726
   Series B, Pre-Refunded, 6.25%, 6/15/20                                                                  41,190,000     47,471,887
   Series B, Pre-Refunded, 6.375%, 6/15/22                                                                 28,250,000     30,979,233
   Unrefunded Balance, 6.75%, 6/15/17                                                                      18,100,000     19,383,471
New York City Transitional Finance Authority Revenue,
   Future Tax Secured, Series C, 5.00%, 5/01/26                                                             7,115,000      7,072,666
   Future Tax Secured, Series A, 5.00%, 8/15/27                                                             5,000,000      4,969,450
New York Housing Corp. Revenue, Series A, 5.50%, 11/01/20                                                   2,200,000      2,231,416
New York State COP, Hanson Redevelopment Project,
   8.25%, 11/01/01                                                                                          5,310,000      5,740,429
   8.375%, 5/01/08                                                                                         18,045,000     21,978,990
New York State Dormitory Authority Lease Revenue,
   Municipal Health Facilities Improvement Program, Series 1, FSA Insured, 5.00%, 1/15/23                   5,000,000      4,965,100
   Municipal Health Facilities Improvement Program, Series 1, FSA Insured, 4.75%, 1/15/29                   5,000,000      4,776,300
   State University Dormitory Facilities, 5.375%, 7/01/21                                                   4,000,000      4,077,560
New York State Dormitory Authority Revenue,
   Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24                                                      2,545,000      2,722,717
   Bronx / Lebanon Hospital, Refunding, Series E, 5.20%, 2/15/15                                            4,230,000      4,251,065
   Bronx / Lebanon Hospital, Refunding, Series E, 5.20%, 2/15/16                                            3,465,000      3,476,400
   Brookdale Hospital, Refunding, Series J, 5.20%, 2/15/15                                                  4,950,000      4,974,651
   Buena Vida Nursing Home, Series A, 5.25%, 7/01/28                                                        4,730,000      4,708,668
   City University System Consolidated Third, Series 1, FGIC Insured, 5.00%, 7/01/26                        5,000,000      4,992,350
   City University System Consolidated, Second General, Refunding, Series A, 6.00%, 7/01/17                10,215,000     11,006,458
   City University System Consolidated, Series 1, 5.375%, 7/01/24                                          27,920,000     28,349,689
   City University System Consolidated, Series C, 7.50%, 7/01/10                                           14,900,000     18,365,889
   City University System Consolidated, Series C, 6.00%, 7/01/16                                            8,900,000      9,083,073
   City University System Consolidated, Series D, 7.00%, 7/01/09                                            3,430,000      4,018,897
   City University System Consolidated, Third General, Refunding, Series A, 6.00%, 7/01/16                 23,185,000     25,035,859
   City University System Consolidated, Third General, Series 2, MBIA Insured, 5.00%, 7/01/28               5,000,000      4,992,150
   City University System Consolidated, Third, Series 1, 5.25%, 7/01/25                                    20,000,000     20,102,600
   City University System, Refunding, Series U, 6.375%, 7/01/08                                             1,140,000      1,249,166
   City University System, Refunding, Series U, Pre-Refunded, 6.375%, 7/01/08                               1,745,000      1,930,633
   City University System, Refunding, Series U, Pre-Refunded, 6.70%, 7/01/09                                5,405,000      6,028,683
   City University System, Series 1, 5.625%, 7/01/19                                                       10,000,000     10,474,200
   City University System, Series F, Pre-Refunded, 7.875%, 7/01/17                                         40,000,000     43,484,000
   City University System, Third General, 6.00%, 7/01/20                                                   13,000,000     14,058,460
   City University System, Third General, Residence 2, 6.20%, 7/01/22                                       8,565,000      9,369,596
   City University System, Third General, Residence 2, Pre-Refunded, 6.20%, 7/01/22                        19,990,000     23,064,662
   City University System, Third General, Series 2, 6.00%, 7/01/26                                          6,020,000      6,542,115
   City University System, Third General, Series 2, 5.00%, 7/01/28                                         11,295,000     10,988,567

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue, (cont.)
   City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26                         $ 11,300,000   $ 12,891,944
   Department of Education, 5.00%, 7/01/27                                                                  3,355,000      3,226,638
   Department of Education, Pre-Refunded, 7.75%, 7/01/21                                                    2,530,000      2,828,970
   Department of Health, 6.625%, 7/01/15                                                                      760,000        872,708
   Department of Health, 5.50%, 7/01/25                                                                    61,100,000     62,977,603
   Department of Health, Pre-Refunded, 6.625%, 7/01/15                                                      4,595,000      5,357,219
   Department of Health, Pre-Refunded, 6.20%, 7/01/17                                                      14,725,000     16,275,903
   Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24                         9,175,000     10,696,949
   Department of Health, Veterans Home, 5.50%, 7/01/21                                                      7,000,000      7,197,610
   Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/11                                        3,190,000      3,528,076
   Department of Health, Veterans Home, Pre-Refunded, 6.25%, 7/01/20                                        8,480,000      9,583,842
   Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/21                                        9,775,000     10,810,955
   Fashion Institute of Technology, 7.50%, 7/01/20                                                          2,115,000      2,262,690
   Genessee Valley, Series A, 6.90%, 2/01/32                                                                2,355,000      2,546,744
   Heritage House Nursing Center, 7.00%, 8/01/31                                                            2,350,000      2,534,898
   Interfaith Medical Center, Series D, 5.40%, 2/15/28                                                     16,525,000     16,675,708
   Long Island University, 6.25%, 9/01/23                                                                  12,830,000     13,990,730
   Manhattan College, Refunding, 6.50%, 7/01/19                                                            19,390,000     21,176,982
   Mental Health Services Facilities, Refunding, 6.00%, 8/15/21                                             1,800,000      1,956,438
   Mental Health Services Facilities, Refunding, Series B, 5.75%, 8/15/12                                   2,165,000      2,363,141
   Mental Health Services Facilities, Refunding, Series B, 5.625%, 2/15/21                                  4,780,000      4,996,630
   Mental Health Services Facilities, Refunding, Series C, 5.25%, 2/15/19                                  13,435,000     13,535,763
   Mental Health Services Facilities, Series A, 5.75%, 8/15/22                                              1,390,000      1,464,435
   Mental Health Services Facilities, Series A, 5.75%, 2/15/27                                              9,370,000     10,010,346
   Mental Health Services Facilities, Series B, FSA-CR Insured, 5.375%, 2/15/26                             5,470,000      5,615,283
   Millard Fillmore Hospital, FHA Insured, 5.375%, 2/01/32                                                  7,995,000      8,233,171
   New York Medical College, Asset Guaranty, 6.875%, 7/01/21                                                5,375,000      6,026,396
   Niagara Insured Mortgage, Nursing Home, MBIA Insured, 5.45%, 8/01/17                                     2,500,000      2,608,725
   Niagara Insured Mortgage, Nursing Home, MBIA Insured, 5.55%, 8/01/27                                     2,000,000      2,093,280
   North General Hospital, Refunding, Series G, 5.20%, 2/15/14                                              5,000,000      5,046,100
   Nursing Home, Arden Hill, FHA Insured, 5.85%, 8/01/26                                                    4,975,000      5,220,069
   Nursing Home, Center for Nursing, FHA Insured, 5.45%, 8/01/17                                            1,000,000      1,018,070
   Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37                                            8,435,000      8,601,338
   Nursing Home, St. John's Health Care Corp., Refunding, 6.25%, 2/01/36                                   34,265,000     36,950,348
   Nursing Home, Wesley Garden, 6.125%, 8/01/35                                                             2,000,000      2,149,940
   Nyack Hospital, 6.25%, 7/01/13                                                                           3,000,000      3,257,400
   Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 8/01/32                                         5,835,000      6,249,810
   Rochester Institute of Technology, Refunding, MBIA Insured, 5.25%, 7/01/22                               3,150,000      3,229,569
   Schervier, Home Asset Guaranty, 5.50%, 7/01/17                                                           5,520,000      5,735,170
   Schervier, Home Asset Guaranty, 5.50%, 7/01/27                                                           5,250,000      5,415,480
   St. Agnes Hospital, Series A, 5.40%, 2/15/25                                                             2,000,000      2,018,240
   St. Lukes Home Residential Health, Series A, 6.375%, 8/01/35                                             5,200,000      5,669,092
   State University Athletic Facilities, 7.25%, 7/01/12                                                     2,565,000      2,836,839
   State University Athletic Facilities, 7.25%, 7/01/21                                                     4,750,000      5,253,405
   State University Educational Facilities, 5.125%, 5/15/21                                                35,000,000     34,883,450
   State University Educational Facilities, Refunding, 5.125%, 5/15/27                                     14,900,000     14,756,364

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue, (cont.)
   State University Educational Facilities, Refunding, Series A, Pre-Refunded, 6.25%, 5/15/19            $ 17,670,000   $ 20,238,335
   State University Educational Facilities, Series B, 7.375%, 5/15/14                                       7,025,000      7,495,464
   State University Educational Facilities, Series B, 7.00%, 5/15/16                                        7,995,000      8,482,695
   State University Educational Facilities, Series B, Pre-Refunded, 6.25%, 5/15/14                         14,500,000     16,393,120
   State University Educational Facilities, Series B, Pre-Refunded, 6.25%, 5/15/20                         60,795,000     68,732,395
   State University Educational Facilities, Series B, Pre-Refunded, 5.75%, 5/15/24                          5,500,000      5,995,110
   The Highlands Living, 6.60%, 2/01/34                                                                     3,815,000      4,162,203
   University Educational Facilities, 5.75%, 5/15/16                                                        3,000,000      3,207,360
   University Educational Facilities, 5.50%, 5/15/26                                                       31,750,000     32,716,153
   Upstate Community Colleges, Series A, 6.20%, 7/01/15                                                    12,910,000     14,199,967
   Upstate Community Colleges, Series A, 6.00%, 7/01/22                                                     7,000,000      7,615,790
   Upstate Community Colleges, Series A, 6.25%, 7/01/25                                                    42,310,000     46,252,446
   Upstate Community Colleges, Series A, 6.125%, 7/01/27                                                   11,845,000     13,059,823
   Upstate Community Colleges, Series A, Pre-Refunded, 7.60%, 7/01/20                                       3,250,000      3,516,858
   Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 7/01/21                                       1,000,000      1,104,760
   W.K. Nursing Home Corp., 6.05%, 2/01/26                                                                  6,800,000      7,314,284
   Wycockoff Heights, Refunding, Series H, 5.20%, 2/15/16                                                   5,820,000      5,839,148
New York State Energy Research & Development Authority, PCR,
   Long Island Projects, 7.80%, 12/01/09                                                                    3,300,000      3,355,407
   Long Island Projects, Series A, 7.50%, 12/01/06                                                          4,715,000      4,787,752
   Niagara Mohawk Power Corp. Project, Series 1, 8.875%, 11/01/25                                          38,145,000     38,218,238
   Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25                        3,700,000      3,745,880
New York State Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co.,
   Refunding, Series A, 6.10%, 8/15/20                                                                     11,820,000     12,784,157
New York State Environmental Facilities Corp., Special Obligation,
   PCR, New York City Municipal Water Finance Authority Project, Series E, 6.875%, 6/15/14                  1,190,000      1,352,292
   PCR, New York City Municipal Water Finance Authority Project, Pre-Refunded, 6.875%, 6/15/14              1,810,000      2,092,668
   Riverbank State Park, Pre-Refunded, 7.25%, 4/01/07                                                       4,000,000      4,518,040
   Riverbank State Park, Pre-Refunded, 7.25%, 4/01/12                                                       4,300,000      4,856,893
   Riverbank State Park, Pre-Refunded, 7.375%, 4/01/22                                                      5,000,000      5,666,950
New York State HFA Revenue,
   Adult Care, Series A, FHA Insured, Pre-Refunded, 7.85%, 2/15/30                                          1,955,000      2,114,235
   Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18                                                5,285,000      5,578,106
   Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08                                 2,400,000      2,621,904
   Health Facilities of New York City, Refunding, Series A, 8.00%, 11/01/08                                16,240,000     17,771,432
   Health Facilities of New York City, Refunding, Series A, Pre-Refunded, 8.00%, 11/01/08                  80,410,000     88,702,683
   Health Facilities of New York City, Series A, 6.00%, 5/01/07                                            11,200,000     12,258,400
   Housing Project Mortgage, Refunding, Series A, 6.10%, 11/01/15                                          25,650,000     27,586,575
   Housing Project Mortgage, Refunding, Series A, 6.125%, 11/01/20                                         31,145,000     33,433,846
   MFHR, Second Mortgage, Series A, 7.00%, 8/15/23                                                          4,245,000      4,520,840
   MFHR, Second Mortgage, Series C, 6.60%, 8/15/27                                                          5,500,000      5,933,180
   MFHR, Second Mortgage, Series D, 6.25%, 8/15/23                                                          2,500,000      2,637,100
   MFHR, Second Mortgage, Series E, 6.75%, 8/15/25                                                          6,915,000      7,448,285
   MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14                                                   1,000,000      1,065,350
   MFMR, Series A, FHA Insured, 7.00%, 8/15/22                                                              4,885,000      5,311,216
   MFMR, Series A, FHA Insured, 7.10%, 8/15/35                                                              8,630,000      9,257,574
   MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14                                                            2,760,000      2,992,199

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State HFA Revenue, (cont.)
   MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23                                                         $ 34,515,000   $ 37,372,842
   MFMR, Series B, FHA Insured, 8.50%, 5/15/28                                                             12,575,000     12,585,437
   MFMR, Series C, FHA Insured, 6.50%, 8/15/24                                                              6,870,000      7,316,000
New York State HFA, Service Contract Obligation Revenue,
   Refunding, Series C, 6.00%, 9/15/21                                                                     19,310,000     20,638,914
   Refunding, Series C, 5.50%, 9/15/22                                                                     14,830,000     15,243,164
   Series A, 7.25%, 9/15/12                                                                                   225,000        250,117
   Series A, 6.375%, 9/15/15                                                                                5,000,000      5,606,950
   Series A, 7.80%, 9/15/20                                                                                10,000,000     11,108,000
   Series A, 5.50%, 9/15/22                                                                                 3,000,000      3,076,530
   Series A, 6.50%, 3/15/24                                                                                   330,000        367,996
   Series A, 6.50%, 3/15/25                                                                                   860,000        964,705
   Series A, 6.00%, 3/15/26                                                                                16,725,000     18,199,978
   Series A, Pre-Refunded, 7.25%, 9/15/12                                                                   2,150,000      2,425,480
   Series A, Pre-Refunded, 7.80%, 9/15/20                                                                  14,000,000     15,319,780
   Series A, Pre-Refunded, 6.50%, 3/15/24                                                                  28,000,000     32,182,640
   Series A, Pre-Refunded, 6.50%, 3/15/25                                                                  10,410,000     12,135,041
   Series C, 6.30%, 9/15/12                                                                                   310,000        337,258
   Series C, 6.125%, 3/15/20                                                                               99,760,000    107,286,892
   Series C, 6.30%, 3/15/22                                                                                 1,985,000      2,132,783
   Series C, 5.50%, 3/15/25                                                                                17,015,000     17,606,782
New York State Local Government Assistance Corp., Series A, 6.00%, 4/01/24                                 12,200,000     13,226,386
New York State Medical Care Facilities Finance Agency,
   Albany Medical Center, Alice Hyde Project, Mortgage Revenue, Series A, FHA Insured, Pre-Refunded,
    8.00%, 2/15/28                                                                                          2,215,000      2,277,131
   Beth Israel Medical Center Project, Refunding, Series A, Pre-Refunded, 7.20%, 11/01/14                   9,145,000      9,169,692
   Hospital & Nursing Home, Insured Mortgage, Refunding, Series A, FHA Insured, 6.20%, 2/15/21              3,415,000      3,674,335
   Hospital & Nursing Home, Insured Mortgage, Series A, FHA Insured, Pre-Refunded, 6.20%, 2/15/21           4,915,000      5,522,494
   Hospital & Nursing Home, Methodist Medical Center, Series A, FHA Insured, 6.70%, 8/15/23                 5,500,000      6,000,995
   Hospital & Nursing Home, Mortgage Revenue, Refunding, Series A, FHA Insured, 6.20%, 2/15/23              5,050,000      5,372,493
   Hospital & Nursing Home, Mortgage Revenue, Refunding, Series B, 6.25%, 2/15/25                           2,635,000      2,870,780
   Hospital & Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%, 2/15/35              4,745,000      5,127,115
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%, 2/15/15                        6,415,000      6,921,721
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23                         9,000,000      9,555,570
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27                        12,235,000     13,162,535
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 2/15/28                        26,910,000     29,022,166
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 7.45%, 8/15/31                        28,505,000     31,222,952
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 8/15/33                        7,940,000      8,396,629
   Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34                        11,310,000     12,383,206
   Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.50%, 8/15/21                         8,000,000      8,796,800
   Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23                        21,540,000     23,291,417
   Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%, 2/15/26                         1,795,000      1,834,580
   Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%, 8/15/29                       86,865,000     94,105,198
   Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.60%, 2/15/31                        13,375,000     14,536,218
   Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, Pre-Refunded, 6.45%, 2/15/32          55,500,000     61,988,505
   Hospital & Nursing Home, Refunding, Series B, 6.125%, 8/15/24                                           30,000,000     32,199,000
   Hospital & Nursing, Series B, Pre-Refunded, 6.95%, 2/15/32                                              24,000,000     26,388,977

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Medical Care Facilities Finance Agency, (cont.)
   Hospital & Nursing, Series C, FHA Insured, 6.65%, 8/15/32                                             $ 14,310,000   $ 15,563,842
   Hospital & Nursing, Series C, FHA Insured, Pre-Refunded, 6.65%, 8/15/32                                    690,000        770,509
   Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24                                 3,200,000      3,747,168
   Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29                                 5,125,000      5,917,530
   Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34                                31,210,000     36,716,692
   Huntington Hospital Mortgage, Project A, Refunding, 6.50%, 11/01/14                                      4,000,000      4,367,640
   Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11                                               2,670,000      2,890,382
   Mental Health Services Facilities, Series A, Pre-Refunded, 8.875%, 8/15/07                              25,960,000     26,573,435
   Mental Health Services Facilities, Series A, Pre-Refunded, 7.70%, 2/15/18                                3,405,000      3,462,885
   Mortgage Revenue Project, Series A, 6.50%, 2/15/35                                                       3,800,000      4,162,672
   Mortgage Revenue Project, Series B , 6.60%, 8/15/34                                                     23,775,000     25,923,785
   Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/25                                          9,060,000      9,742,218
   Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35                                          2,200,000      2,355,892
   Mortgage Revenue Project, Series C, 6.375%, 8/15/29                                                     10,200,000     11,100,456
   Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35                                          6,250,000      6,769,250
   Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35                                        13,200,000     14,482,380
   Mortgage Revenue Project, Series F, FHA Insured, 6.30%, 8/15/25                                         16,400,000     17,953,244
   Mortgage Revenue Project, Series F, FHA Insured, 6.375%, 8/15/34                                        21,050,000     23,095,008
   North General Hospital, Series A, Pre-Refunded, 7.35%, 8/15/09                                           5,380,000      5,647,870
   Saranac Lake General Hospital Project Revenue, Series A, 7.875%, 11/01/10                                1,425,000      1,556,870
   Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14                                  1,410,000      1,509,306
   Secured Hospital Revenue, North General Hospital, Series A, Pre-Refunded, 7.40%, 2/15/19                72,180,000     75,799,105
   Secured Hospital Revenue, Series A, 6.25%, 2/15/24                                                      16,770,000     17,961,509
   Secured Hospital Revenue, Series A, Pre-Refunded, 7.35%, 8/15/11                                        22,150,000     24,669,563
   Secured Hospital Revenue, Series A, Pre-Refunded, 7.40%, 8/15/21                                        55,225,000     61,577,532
   Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20                                     18,930,000     20,827,733
   The Hospital for Special Surgery Revenue, Series A, 6.375%, 8/15/24                                      6,025,000      6,860,186
   The Hospital for Special Surgery Revenue, Series A, 6.45%, 8/15/34                                      36,650,000     41,869,327
New York State Mortgage Agency HMR,
   37th Series A, 6.375%, 10/01/14                                                                          6,225,000      6,686,273
   37th Series A, 6.45%, 10/01/17                                                                           9,000,000      9,654,030
   29th Series B, 6.45%, 4/01/15                                                                           17,250,000     18,269,648
   8th Series E, 8.10%, 10/01/17                                                                            4,885,000      4,965,798
   Series 51, 6.40%, 10/01/17                                                                               9,945,000     10,732,644
   Series BB-2, 7.95%, 10/01/15                                                                             6,560,000      6,704,976
   Series FF, 7.95%, 10/01/14                                                                               2,835,000      2,849,997
   Series OO, 8.05%, 10/01/11                                                                                 810,000        845,024
   Series RR, 7.75%, 10/01/17                                                                              14,650,000     15,550,536
New York State Mortgage Agency Revenue,
   8th Series A, 6.875%, 4/01/17                                                                           13,685,000     13,714,149
   Homeowners Mortgage, Series 27, 6.90%, 4/01/15                                                           5,000,000      5,402,750
   Homeowners Mortgage, Series 41, 6.50%, 10/01/17                                                          9,880,000     10,640,958
   Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17                                            3,800,000      4,137,022
   Homeowners Mortgage, Series 45, 7.20%, 10/01/17                                                         23,730,000     26,009,504
   Homeowners Mortgage, Series 47, 6.375%, 10/01/17                                                        26,780,000     28,781,002
   Homeowners Mortgage, Series 57, 6.25%, 10/01/15                                                         10,000,000     10,768,100

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Mortgage Agency Revenue, (cont.)
   Homeowners Mortgage, Series 57, 6.30%, 10/01/17                                                       $  7,330,000   $  7,919,039
   Homeowners Mortgage, Series 57, 6.375%, 10/01/27                                                         8,590,000      9,280,894
   Homeowners Mortgage, Series 61, 5.90%, 4/01/27                                                           4,040,000      4,246,525
   Homeowners Mortgage, Series 72, 5.30%, 4/01/27                                                           5,500,000      5,556,705
 New York State Tollway Authority,
   General Revenue, Series D, 5.375%, 1/01/27                                                               5,975,000      6,107,705
   Service Contract Revenue, Local Highway & Bridge, 6.20%, 4/01/10                                         7,630,000      8,570,932
   Service Contract Revenue, Local Highway & Bridge, 6.25%, 4/01/14                                        23,970,000     27,330,354
   Service Contract Revenue, Local Highway & Bridge, Pre-Refunded, 7.25%, 1/01/10                             750,000        819,023
New York State Urban Development Corp. Revenue,
   Cornell Center Project, 6.00%, 1/01/14                                                                   4,500,000      4,809,870
   Correctional Capital Facilities, Refunding, 5.00%, 1/01/19                                               5,000,000      4,900,500
   Correctional Capital Facilities, Series 4, 5.375%, 1/01/23                                              11,210,000     11,331,068
   Correctional Capital Facilities, Series 5, Pre-Refunded, 6.25%, 1/01/20                                 81,350,000     92,415,227
   Correctional Capital Facilities, Series 6, 5.625%, 1/01/17                                               3,255,000      3,397,016
   Correctional Capital Facilities, Series 6, 5.375%, 1/01/25                                              14,260,000     14,397,039
   Correctional Capital Facilities, Series 7, 5.70%, 1/01/16                                                3,000,000      3,193,860
   Correctional Capital Facilities, Series 7, 5.70%, 1/01/27                                               56,950,000     59,889,190
   Onondaga County Convention Project, Refunding, 6.25%, 1/01/20                                           28,325,000     31,043,350
   Youth Facilities, 6.00%, 4/01/15                                                                         8,500,000      9,234,570
New York State Urban Development Corp., Refunding,
   5.375%, 7/01/22                                                                                         34,900,000     36,045,767
   5.60%, 7/01/26                                                                                           9,750,000     10,107,825
(b) New York State Urban Development Corporate Revenue, Correctional Facilities Service
    Contract, Series B, 5.00%, 1/01/25                                                                     18,665,000     18,186,616
Niagara Falls, New York City School District, COP, High School Facilities, State Aid Withholding
   Insured, 5.375%, 6/15/28                                                                                10,000,000     10,141,500
North County Development Authority, Solid Waste Systems Revenue, Pre-Refunded, 6.75%, 7/01/12               5,145,000      5,355,688
Oneida Health Care Corp., Mortgage Revenue, Oneida Health Care, Series A, 7.20%, 8/01/31                    2,155,000      2,291,562
Oneida-Herkimer, Solid Waste Management Authority, Solid Waste Systems Revenue,
   6.20%, 4/01/00                                                                                           1,390,000      1,441,875
   6.30%, 4/01/01                                                                                           1,035,000      1,096,800
   6.40%, 4/01/02                                                                                           1,930,000      2,091,638
   6.50%, 4/01/03                                                                                           2,075,000      2,292,149
   6.65%, 4/01/05                                                                                           1,115,000      1,257,196
   6.75%, 4/01/14                                                                                             655,000        697,228
   Pre-Refunded, 6.75%, 4/01/14                                                                            20,100,000     22,742,748
Oswego County IDA, Civic Facility Revenue, St. Luke Residential Health, Series A, 5.40%, 2/01/38            2,750,000      2,786,630
Port Authority of New York and New Jersey Revenue,
   Consolidated 67th Series, 6.875%, 1/01/25                                                                1,675,000      1,752,368
   Consolidated 74th Series, 6.75%, 8/01/26                                                                 4,400,000      4,783,768
Port Authority of New York and New Jersey, Delta Air Lines Special Project, Series 1, 6.95%, 6/01/08       17,000,000     18,560,260
Port Jervis IDA, Mercy Community Hospital Revenue, Franciscan Health Partnership, 5.50%, 11/01/16           1,000,000      1,014,700
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue, Series Y,
   5.00%, 7/01/36                                                                                           4,000,000      4,027,800
Puerto Rico Commonwealth Urban Renewal and Housing Corp., Commonwealth Appropriation, Refunding,
   7.875%, 10/01/04                                                                                         8,100,000      8,507,106

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Electric Power Authority Revenue,
   Series T, 6.00%, 7/01/16                                                                             $  5,575,000   $   6,041,405
   Pre-Refunded, 6.375%, 7/01/24                                                                          15,565,000      17,729,780
Puerto Rico Industrial,
   Medical & Environmental Facilities, PCFA, Special Facilities, American Airlines Corp., Series A,
   6.45%, 12/01/25                                                                                        21,015,000      23,038,114
   Medical & Environmental Facilities, PCFA Revenue, Baxter Travenol Labs, Inc., Series A,
   8.00%, 9/01/12                                                                                          1,000,000       1,033,090
Puerto Rico Municipal Finance Agency, Series A, 6.50%, 7/01/19                                            11,000,000      12,353,440
Rensselaer Municipal Leasing Corp., Leasehold Mortgage Revenue, Rensselaer County Nursing Home,
 Series A, 6.90%, 6/01/24                                                                                 10,000,000      11,081,000
 Series B, 6.90%, 6/01/24                                                                                  3,345,000       3,706,595
Schenectady Municipal Housing Authority Revenue, Annie Schaffer Senior Center, Inc. Project,
   6.45%, 5/01/24                                                                                          4,230,000       4,484,815
Suffolk County IDA, Civic Facilities Revenue, Dowling College, Pre-Refunded, 8.25%, 12/01/20               4,500,000       4,996,935
Sunnybrook Elderly Housing Corp., Mortgage Revenue, Sunnybrook Apartments Project, 11.25%, 12/01/14        1,250,000       1,291,850
Syracuse IDA, Civic Facility Revenue,
 Crouse Health Hospital, Inc., Project A, 5.25%, 1/01/16                                                   4,000,000       3,946,600
 Crouse Health Hospital, Inc., Project A, 5.375%, 1/01/23                                                  4,760,000       4,737,485
 St. Joseph's Hospital Health Center Project, Pre-Refunded, 7.50%, 6/01/18                                 2,000,000       2,221,100
Triborough Bridge & Tunnel Authority New York Revenues, General Purpose, Refunding, Series A,
   5.25%, 1/01/28                                                                                          8,250,000       8,411,370
Ulster County Resource Recovery Agency, Solid Waste Systems Revenue, 6.00%, 3/01/14                        8,620,000       9,053,155
Virgin Islands Public Finance Authority Revenue, Senior Lien, Fund Loan Notes, Refunding,
   Series A, 5.50%, 10/01/15                                                                               2,500,000       2,556,575
   10/01/18                                                                                                2,500,000       2,538,925
Virgin Islands Water and Power Authority, Electric System Revenue, Series A, Pre-Refunded,
   7.40%, 7/01/11                                                                                          2,840,000       3,129,879
Warren and Washington Counties IDA Revenue, Refunding, Adirondack Resource Recovery Project,
   Series A, 7.90%, 12/15/07                                                                              36,555,000      37,842,467
Yonkers GO, Series A,
   9.20%, 2/01/01                                                                                            500,000         549,455
   9.20%, 2/01/03                                                                                          1,090,000       1,275,562
   9.20%, 2/01/04                                                                                          1,095,000       1,313,387
   9.20%, 2/01/05                                                                                          1,095,000       1,351,208
   7.10%, 6/15/12                                                                                          2,215,000       2,424,118
                                                                                                                       -------------
TOTAL BONDS (COST $4,467,117,115)                                                                                      4,863,338,594
                                                                                                                       -------------
ZERO COUPON BONDS 2.0%
Metropolitan Transportation Authority,
   Commuter Facilities Revenue, Refunding, Series 7, 7/01/10                                               7,500,000       4,454,925
   Commuter Facilities Revenue, Refunding, Series 7, 7/01/11                                               7,590,000       4,257,383
   Commuter Facilities Revenue, Refunding, Series 7, 7/01/13                                               2,065,000       1,026,904
   Transit Facilities Revenue, Refunding, Series 7, 7/01/09                                               13,125,000       8,239,744
   Transit Facilities Revenue, Refunding, Series 7, 7/01/10                                                9,000,000       5,345,910
   Transit Facilities Revenue, Refunding, Series 7, 7/01/11                                               21,200,000      11,891,504
   Transit Facilities Revenue, Refunding, Series 7, 7/01/12                                               15,380,000       8,130,791
   Transit Facilities Revenue, Refunding, Series 7, 7/01/13                                                7,935,000       3,945,996
New York City GO,
   Citysavers, Series B, 8/01/09                                                                           8,875,000       5,476,496
   Citysavers, Series B, 6/01/12                                                                           1,030,000         537,372

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON BONDS (CONT.)
 New York City GO, (cont.)
    Citysavers, Series B, 12/01/12                                                                     $  1,030,000   $      524,569
    Citysavers, Series B, 6/01/13                                                                         1,030,000          508,470
    Citysavers, Series B, 12/01/13                                                                        1,030,000          496,233
    Citysavers, Series B, 6/01/14                                                                         1,030,000          478,476
    Citysavers, Series B, 12/01/14                                                                        1,030,000          466,786
    Citysavers, Series B, 6/01/15                                                                         1,030,000          452,458
    Citysavers, Series B, 12/01/15                                                                        1,030,000          441,314
    Citysavers, Series B, 6/01/16                                                                         1,030,000          429,706
    Citysavers, Series B, 12/01/16                                                                        1,030,000          419,107
    Citysavers, Series B, 6/01/17                                                                         1,030,000          408,024
    Citysavers, Series B, 12/01/17                                                                        1,030,000          397,941
    Citysavers, Series B, 6/01/18                                                                         1,030,000          385,158
    Citysavers, Series B, 12/01/18                                                                        1,005,000          366,453
    Citysavers, Series B, 6/01/19                                                                         1,030,000          365,475
    Citysavers, Series B, 12/01/19                                                                        1,030,000          356,359
    Citysavers, Series B, 6/01/20                                                                        10,000,000        3,366,300
    M-Raes, Series 29, 0.00% to 3/15/00, 8.00% thereafter, 3/15/12                                        2,500,000        2,428,525
    M-Raes, Series 30, 0.00% to 3/15/00, 8.00% thereafter, 3/15/13                                        3,875,000        3,764,214
    M-Raes, Series 36, 0.00% to 10/01/02, 8.00% thereafter, 10/01/14                                     17,400,000       14,548,314
    Series A-2, 8/01/10                                                                                   2,690,000        1,568,458
 Orangetown New York Housing Authority Facilities Revenue, Senior Housing Center Project,
  Refunding, MBIA Insured, 4/01/30                                                                       21,170,000        4,049,398
 Triborough Bridge and Tunnel Authority, Convention Center Project, Series E, 1/01/12                    21,625,000       11,703,859
                                                                                                                      --------------
 TOTAL ZERO COUPON BONDS (COST $81,458,002)                                                                              101,232,622
                                                                                                                      --------------
 TOTAL LONG TERM INVESTMENTS (COST $4,548,575,117)                                                                     4,964,571,216
                                                                                                                      --------------
 (a) SHORT TERM INVESTMENTS
 Long Island New York Power Authority Electric System Revenue, Subordinated, Series B, Daily VRDN
 and Put, 3.25%, 5/01/33                                                                                    100,000          100,000
 New York City Municipal Water Financing Authority, Water and Sewer System Revenue, Series C, FGIC
 Insured, Daily VRDN and Put, 3.30%, 6/15/23                                                                300,000          300,000
 New York City Municipal Water Finance Authority, Water and Sewer System Revenue, Series G, Daily
 VRDN and Put, 3.25%, 6/15/24                                                                               800,000          800,000
 Port Authority New York and New Jersey, Special Obligation Revenue, Versatile Structure, Series 2,
 Daily VRDN and Put, 3.25%, 5/01/19                                                                         900,000          900,000
                                                                                                                      --------------
 TOTAL SHORT TERM INVESTMENTS (COST $2,100,000)                                                                            2,100,000
                                                                                                                      --------------
 TOTAL INVESTMENTS (COST $4,550,675,117) 98.8%                                                                         4,966,671,216
 OTHER ASSETS, LESS LIABILITIES 1.2%                                                                                      59,608,899
                                                                                                                      --------------
 NET ASSETS 100.0%                                                                                                    $5,026,280,115
                                                                                                                      ==============

See glossary of terms on page 30.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 1998 (UNAUDITED) (CONT.)




GLOSSARY OF TERMS
--------------------------------------------------------------------------------
AMBAC    -  American Municipal Bond Assurance Corp.
COP      -  Certificate of Participation
FGIC     -  Financial Guaranty Insurance Co.
FHA      -  Federal Housing Authority/Agency
FSA      -  Financial Security Assistance (some of the securities shown as FSA
            Insured were originally insured by Capital Guaranty Insurance Co.
            (CGIC) which was acquired by FSA in 1995 and no longer does business under this name)
GO       -  General Obligation
HDC      -  Housing Development Corp.
HFA      -  Housing Finance Authority/Agency
HMR      -  Home Mortgage Revenue
IDA      -  Industrial Development Authority/Agency
MBIA     -  Municipal Bond Investors Assurance Corp.
MFHR     -  Multi-Family Housing Revenue
MFR      -  Multi-Family Revenue
MFMR     -  Multi-Family Mortgage Revenue
PCFA     -  Pollution Control Financing Authority
PCR      -  Pollution Control Revenue

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $4,550,675,117) ..................    $4,966,671,216
 Cash .......................................................................            31,946
 Receivables:
  Investment securities sold ................................................           611,792
  Capital shares sold .......................................................         1,270,388
  Interest ..................................................................        85,016,191
                                                                                 --------------
    Total assets ............................................................     5,053,601,533
                                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased ...........................................        18,161,949
  Capital shares redeemed ...................................................         1,477,222
  Affiliates ................................................................         2,484,791
  Shareholders ..............................................................         5,139,015
 Other liabilities ..........................................................            58,441
                                                                                 --------------
    Total liabilities .......................................................        27,321,418
                                                                                 --------------
     Net assets, at value ...................................................    $5,026,280,115
                                                                                 ==============
 Net assets consist of:
  Undistributed net investment income .......................................    $    2,708,896
  Net unrealized appreciation ...............................................       415,996,099
  Accumulated net realized gain .............................................        34,828,830
  Capital shares ............................................................     4,572,746,290
                                                                                 --------------
    Net assets, at value ....................................................    $5,026,280,115
                                                                                 ==============

CLASS I:
 Net asset value per share ($4,896,776,534 / 402,189,744 shares outstanding)*    $        12.18
                                                                                 ==============
 Maximum offering price per share ($12.18 / 95.75%) .........................    $        12.72
                                                                                 ==============

CLASS II:
 Net asset value per share ($129,503,581 / 10,640,681 shares outstanding)* ..    $        12.17
                                                                                 ==============
 Maximum offering price per share ($12.17 / 99.00%) .........................    $        12.29
                                                                                 ==============

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

Investment income:
 Interest ..........................................                   $147,404,236
Expenses:
 Management fees (Note 3) ..........................    $ 11,360,420
 Distribution fees (Note 3)
  Class I ..........................................       1,876,598
  Class II .........................................         385,484
 Transfer agent fees (Note 3) ......................         868,348
 Custodian fees ....................................          27,461
 Reports to shareholders ...........................         256,017
 Registration and filing fees ......................          12,119
 Professional fees .................................          51,898
 Trustees' fees and expenses .......................          37,402
 Other .............................................           7,703
                                                        ------------
   Total expenses ..................................                     14,883,450
                                                                       ------------
    Net investment income ..........................                    132,520,786
                                                                       ------------
Realized and unrealized gains:
 Net realized gains from investments ...............       8,023,451
 Net unrealized appreciation on investments ........      33,776,340
                                                        ------------
Net realized and unrealized gains ..................                     41,799,791
                                                                       ------------
Net increase in net assets resulting from operations                   $174,320,577
                                                                       ============

                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 1998

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                              NOVEMBER 30, 1998     MAY 31, 1998
                                                               -----------------------------------
Increase (decrease) in net assets
 Operations:
  Net investment income ...................................    $   132,520,786     $   271,156,474
  Net realized gain from investments ......................          8,023,451          45,293,825
  Net unrealized appreciation on investments ..............         33,776,340         139,361,103
                                                               -----------------------------------
    Net increase in net assets resulting from operations ..        174,320,577         455,811,402
 Distributions to shareholders from:
  Net investment income:
   Class I ................................................       (130,932,986)       (264,830,442)
   Class II ...............................................         (2,813,091)         (4,425,343)
  Net realized gains:
   Class I ................................................                 --         (14,121,098)
   Class II ...............................................                 --            (267,394)
                                                               -----------------------------------
 Total distributions to shareholders ......................       (133,746,077)       (283,644,277)
 Capital share transactions: (Note 2)
   Class I ................................................         33,065,086         (49,693,259)
   Class II ...............................................         19,819,208          31,407,102
                                                               -----------------------------------
 Total capital share transactions .........................         52,884,294         (18,286,157)
                                                               -----------------------------------
     Net increase in net assets ...........................         93,458,794         153,880,968
Net assets:
 Beginning of period ......................................      4,932,821,321       4,778,940,353
                                                               -----------------------------------
 End of period ............................................    $ 5,026,280,115     $ 4,932,821,321
                                                               ===================================
Undistributed net investment income included in net assets:
 End of period ............................................    $     2,708,896     $     3,934,187
                                                               ===================================

                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class. On March 19, 1998, the Board approved name changes for Class I and Class II shares to Class A and Class C, respectively. The Board also approved the establishment of an additional class of shares, Class B. The effective date of the name changes and the inception date for Class B was January 1, 1999.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

At November 30, 1998, there were 2,500,000,000 shares authorized ($.01 par value) for each class.

Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED                     YEAR ENDED
                                                           NOVEMBER 30, 1998                     MAY 31, 1998
                                                     -----------------------------------------------------------------
                                                        SHARES          AMOUNT              SHARES          AMOUNT
                                                     -----------------------------------------------------------------
CLASS I SHARES:
 Shares sold ..................................       17,351,237     $ 210,174,264        30,145,107     $ 359,395,945
 Shares issued in reinvestment of distributions        4,969,495        60,068,588        10,819,907       128,475,365
 Shares redeemed ..............................      (19,590,898)     (237,177,766)      (45,127,295)     (537,564,569)
                                                     -----------------------------------------------------------------
Net increase (decrease) .......................        2,729,834     $  33,065,086        (4,162,281)    $ (49,693,259)
                                                     =================================================================
CLASS II SHARES:
 Shares sold ..................................        2,218,871     $  26,867,853         3,322,782     $  39,628,686
 Shares issued in reinvestment of distributions          142,849         1,727,499           249,898         2,969,445
 Shares redeemed ..............................         (724,611)       (8,776,144)         (937,667)      (11,191,029)
                                                     -----------------------------------------------------------------
Net increase ..................................        1,637,109     $  19,819,208         2,635,013     $  31,407,102
                                                     =================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE      MONTH-END NET ASSETS
-----------------------------------------------------------------
  .625%        First $100 million
  .500%        Over $100 million up to and including $250 million
  .450%        Over $250 million up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .10% and .65% per year of its average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $286,486 and $27,866, respectively.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund paid shareholder servicing fees of $868,348, of which $816,190 was paid to Investor Services.

During the period ended November 30, 1998, legal fees of $16,229 were paid to a law firm in which an officer of the Fund is a partner.


4. INCOME TAXES

At November 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,551,738,676 was as follows:

Unrealized appreciation .........................   $415,010,525
Unrealized depreciation .........................        (77,985)
                                                    ------------
Net unrealized appreciation .....................   $414,932,540
                                                    ============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 1998 aggregated $267,065,408 and $197,760,187, respectively.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.


36